Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023
Assets
Investments held in Trust Account:
Money Market investments	$258,894,006	$258,894,006	$—	$—
Liabilities
Warrant liability – Public Warrants	$2,875,000	$2,875,000	$—	$—
Warrant liability – Private Placement Warrants	$1,771,000	$—	$1,771,000	$—
Derivative liability – forward purchase agreement	$1,296,000	$—	$—	$1,296,000
Convertible promissory note – related party	$276,276	$—	$—	$276,276
December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$253,668,826	$253,668,826	$—	$—
Liabilities
Warrant liability – Public Warrants	$1,000,000	$1,000,000	$—	$—
Warrant liability – Private Placement Warrants	$616,000	$—	$616,000	$—
Derivative liability – forward purchase agreement	$484,000	$—	$—	$484,000

The Company utilized a binomial lattice model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of June 30, 2023 and December 31, 2022 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker HWELW. The quoted price of the Public Warrants was $0.23 and $0.08 per warrant as of June 30, 2023 and December 31, 2022.

In prior periods, the Company utilized a binomial lattice model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the condensed consolidated statement of operations. The estimated fair value of the Private Placement Warrant liability was initially determined using Level 3 inputs. As of June 30, 2023 and December 31, 2022, the Private Placement Warrants are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.

The model used to estimate the fair value of the derivative asset for the Forward Purchase Agreement is based on the assumption that the Forward Purchase Securities are equivalent to the Company’s Units and determined, on a per unit basis, as the price of the Company’s Units less the present value of the contractually stipulated forward price of $10.00.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Private Placement Warrants transferred from a Level 3 fair value measurement to a Level 2 fair value measurement in the fourth quarter of 2022 due to the use of an observable market quote for a similar asset in an active market.

The following table provides the significant inputs to the model for the fair value of the Forward Purchase Agreement:

	As of June 30, 2023		As of December 31, 2022
Stock price	$10.28		$9.91
Strike price	$11.50		$11.50
Dividend yield	—%		—%
Term to expected Business Combination (in years)	0.3		0.5
Volatility	deminimus		deminimus
Risk-free rate(1)	5.36	%/4.07%	4.70	%/3.98%
Probability of Business Combination	70.0%		60.0%
Fair value of derivative liability – forward purchase agreement	$0.324		$0.121

(1)     The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

The convertible promissory notes — related party were valued using a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The following table provides the significant inputs to the model for the fair value of the convertible promissory note — related party:

	As of June 30, 2023	As of May 4, 2023 (Initial Measurement)	As of April 26, 2023 (Initial Measurement)	As of April 17, 2023 (Initial Measurement)
Warrant exercise price	$1.00	$1.00	$1.00	$1.00
Term to expected Business Combination (in years)	0.25	0.24	0.26	0.29
Volatility	deminimus	deminimus	deminimus	deminimus
Risk free rate	5.36%	5.22%	5.09%	5.12%
Discount factor	0.99	0.99	0.99	0.99
Probability of Business Combination	70%	70%	70%	70%
Fair value convertible promissory note – related party	$276,276	$134,794	$13,814	$86,214

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2021	$4,559,000
Change in fair value	(2,295,000)
Fair value as of March 31, 2022	2,264,000
Change in fair value	(1,017,000)
Fair value as of June 30, 2022	$1,247,000

Fair value as of December 31, 2022	$484,000
Initial measurement of draw on convertible promissory note – related party on March 31, 2023	41,332
Change in fair value	536,000
Fair value as of March 31, 2023	1,061,332
Initial measurement of draw on convertible promissory note – related party on April 17, 2023	86,214
Initial measurement of draw on convertible promissory note – related party on April 26, 2023	13,814
Initial measurement of draw on convertible promissory note – related party on May 8, 2023	134,794
Change in fair value	276,123
Fair value as of June 30, 2023	$1,572,276

The Company recognized loss in connection with changes in the fair value of warrant liabilities of $3,030,000 (including $1,875,000 related to the Public Warrants — Level 1 and $1,155,000 related to the Private Placement Warrants — Level 2) within the condensed consolidated statement of operations for the six months June 30, 2023. The Company recognized a loss in connection with changes in the fair value of derivative liability — forward purchase agreement of $812,000 within the condensed consolidated statement of operations for the six months June 30, 2023. The Company recognized a loss on the change in fair value of the Sponsor Working Capital Loans of $123 within the condensed statements of operations for the six months June 30, 2023.

The Company recognized loss in connection with changes in the fair value of warrant liabilities of $2,222,000 (including $1,375,000 related to the Public Warrants — Level 1 and $847,000 related to the Private Placement Warrants — Level 2) within the condensed consolidated statement of operations for the three months ended June 30, 2023. The Company recognized a loss in connection with changes in the fair value of derivative liability — forward purchase agreement of $276,000 within the condensed consolidated statement of operations for the three months ended June 30, 2023. The Company recognized a loss on the change in fair value of the Working Capital Loans of $123 within the condensed consolidated statement of operations for the three months ended June 30, 2023.

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $8,080,000 (including $5,000,000 related to the Public Warrants — Level 1 and $3,080,000 related to the Private Placement Warrants — Level 3) within the unaudited condensed consolidated statement of operations for the six months ended June 30, 2022. The Company recognized a gain in connection with changes in the fair value of derivative asset — forward purchase agreement of $232,000 within the unaudited condensed consolidated statement of operations for the six months ended June 30, 2022.

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $2,626,000 (including $1,625,000 related to the Public Warrants — Level 1 and $1,001,000 related to the Private Placement Warrants — Level 3) within the unaudited condensed statement of operations for the three months ended June 30, 2022. The Company recognized a gain in connection with changes in the fair value of derivative asset — forward purchase agreement of $16,000 within the unaudited condensed statement of operations for the three months ended June 30, 2022.

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$253,668,826	$253,668,826	$—	$—
Liabilities
Warrant liability – Public Warrants	$1,000,000	$1,000,000	$—	$—
Warrant liability – Private Placement Warrants	$616,000	$—	$616,000	$—
Derivative liability – forward purchase agreement	$484,000	$—	$—	$484,000
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$250,036,950	$250,036,950	$—	$—
Liabilities
Warrant liability – Public Warrants	$7,375,000	$7,375,000	$—	$—
Warrant liability – Private Placement Warrants	$4,543,000	$—	$—	$4,543,000
Derivative liability – forward purchase agreement	$16,000	$—	$—	$16,000

The Company utilized a binomial lattice model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2022 and December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker HWELW. The quoted price of the Public Warrants was $0.08 and $0.59 per warrant as of December 31, 2022 and December 31, 2021, respectively.

In prior periods, the Company utilized a binomial lattice model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement Warrant liability was initially determined using Level 3 inputs. As of December 31, 2022, the Private Placement Warrants are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.

The model used to estimate the fair value of the derivative asset for the Forward Purchase Agreement is based on the assumption that the Forward Purchase Securities are equivalent to the Units and determined, on a per unit basis, as the price of the Units less the present value of the contractually stipulated forward price of $10.00.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 when the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants transferred from a Level 3 fair value measurement to a Level 2 fair value measurement in the fourth quarter of 2022 due to the use of an observable market quote for a similar asset in an active market.

The following table provides the significant inputs to the binomial lattice method for the initial fair value of the Public Warrants:

At August 5, 2021 (Initial Measurement)
Stock price	$9.88
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	1.0
Volatility	16.0%
Risk-free rate(2)	0.87%
Fair value of warrants	$0.92

(1)      The Public Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Public Warrants used for the valuation was 6.0 years as of August 5, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Public Warrants (see Note 7).

The following table provides the significant inputs to the binomial lattice method for the fair value of the Private Placement Warrants:

As of December 31, 2021
Stock price	$9.69
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	0.6
Volatility	10.6%
Risk-free rate(2)	0.23%/1.31%
Fair value of warrants	$0.59

(1)      The Private Placement Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Private Placement Warrants used for the valuation was 5.6 years as of December 31, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

The following table provides the significant inputs to the model for the fair value of the Forward Purchase Agreement:

	As of December 31, 2022	As of December 31, 2021
Stock price	$9.91	$9.69
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Term to expected Business Combination (in years)	0.5	0.6
Volatility	de minimus	10.6%
Risk-free rate(1)	4.70%/3.98%	0.23%/1.31%
Probability of Business Combination	60%	N/A(2)
Fair value of derivative (asset) liability – forward purchase agreement	$0.121	$0.004

(1)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

(2)      The Company explicitly incorporated the probability of a Business Combination in its valuation as of December 31, 2022, in addition to the probability implicit in the trade price of the Units, to account for the rising risk-free rates. The Company used only the probability implicit in the trade price of the Units in its valuation as of December 31, 2021.

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Initial measurement as of August 5, 2021	$18,144,000
Transfer of Public Warrants to Level 1 measurement	(11,500,000)
Change in fair value	(2,085,000)
Fair value as of December 31, 2021	4,559,000
Transfer of Private Placement to Level 2 measurement	(1,540,000)
Change in fair value	(2,535,000)
Fair value as of December 31, 2022	$484,000

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $10,302,000 (including $6,375,000 related to the Public Warrants — Level 1 and $3,927,000 related to the Private Placement Warrants — Level 3) within the statement of operations for the year ended December 31, 2022. The Company recognized a loss in connection with changes in the fair value of derivative liability — forward purchase agreement of $468,000 within the statement of operations for the year ended December 31, 2022.

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $6,666,000 within the statement of operations for the period from February 2, 2021 (inception) through December 31, 2021. The Company recognized losses in connection with changes in the fair value of derivative liability — forward purchase agreement of $456,000 within the statement of operations for the period from February 2, 2021 (inception) through December 31, 2021.